Income Taxes - Summary of Reconciliation of Percentage of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss or Income (Details)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income tax expense/(benefit) at PRC statutory rate	25.00%
Effect of PRC preferential tax rates	(109.00%)
Foreign tax effects	(38.00%)
Research and development super-deduction	196.00%
Change in valuation allowance	(26.00%)
Share-based compensation expense	(262.00%)
Others	(50.00%)
Other adjustments	22.00%
Income tax expense	(242.00%)